Variable Portfolio — Conservative Portfolio, Variable Portfolio — Moderately Conservative Portfolio, Variable Portfolio —

Moderate Portfolio, Variable Portfolio — Moderately Aggressive Portfolio and Variable

Portfolio — Aggressive Portfolio (each a “Fund,” together the “Funds”)

Supplement dated January 18, 2013 to the Funds’ Prospectus dated May 1, 2012, as supplemented

The “Principal Investment Strategies of the Fund” in the Summary of the Fund is superseded and replaced as follows:

For Variable Portfolio-Conservative Portfolio

The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal circumstances, the Fund intends to invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in underlying funds and derivatives):

Equity	Fixed Income		Cash/Cash Equivalents		Alternative Strategies
10-25%*	60-75	%*	5-15	%*	0-10	%*

*As a percentage of Fund net assets. Ranges include the net notional amounts of the Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. Columbia Management Investment Advisers, LLC (the Investment Manager) may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

In managing the Fund, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities.

The following risk is added to the “Principal Risks of Investing in the Fund” in the Summary of the Fund:

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund’s investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

For Variable Portfolio-Moderately Conservative Portfolio

The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal circumstances, the Fund intends to invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in underlying funds and derivatives):

Equity	Fixed Income		Cash/Cash Equivalents		Alternative Strategies
25-40%*	50-65	%*	0-10	%*	0-10	%*

*As a percentage of Fund net assets. Ranges include the net notional amounts of the Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. Columbia Management Investment Advisers, LLC (the Investment Manager) may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

In managing the Fund, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities.

The following risk is added to the “Principal Risks of Investing in the Fund” in the Summary of the Fund:

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund’s investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

For Variable Portfolio-Moderate Portfolio

The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal circumstances, the Fund intends to invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in underlying funds and derivatives):

Equity	Fixed Income		Cash/Cash Equivalents		Alternative Strategies
40-55%*	40-55	%*	0-5	%*	0-10	%*

*As a percentage of Fund net assets. Ranges include the net notional amounts of the Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. Columbia Management Investment Advisers, LLC (the Investment Manager) may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

In managing the Fund, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities.

The following risk is added to the “Principal Risks of Investing in the Fund” in the Summary of the Fund:

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund’s investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

For Variable Portfolio-Moderately Aggressive Portfolio

The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal circumstances, the Fund intends to invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in underlying funds and derivatives):

Equity	Fixed Income		Cash/Cash Equivalents		Alternative Strategies
55-70%*	25-40	%*	0-5	%*	0-10	%*

*As a percentage of Fund net assets. Ranges include the net notional amounts of the Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. Columbia Management Investment Advisers, LLC (the Investment Manager) may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

In managing the Fund, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities.

The following risk is added to the “Principal Risks of Investing in the Fund” in the Summary of the Fund:

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund’s investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

For Variable Portfolio-Aggressive Portfolio

The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The

Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal circumstances, the Fund intends to invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in underlying funds and derivatives):

Equity	Fixed Income		Cash/Cash Equivalents		Alternative Strategies
70-85%*	10-25	%*	0-5	%*	0-10	%*

*As a percentage of Fund net assets. Ranges include the net notional amounts of the Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. Columbia Management Investment Advisers, LLC (the Investment Manager) may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

In managing the Fund, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities.

The following risk is added to the “Principal Risks of Investing in the Fund” in the Summary of the Fund:

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund’s investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

The “Principal Investment Strategies of the Funds” section in the More Information About the Funds section is superseded and replaced as follows:

The Funds are intended for investors who have an objective of achieving a high level of total return consistent with a certain level of risk, but prefer to have investment decisions managed by professional money managers. Each Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) or an affiliate acts as investment manager or principal underwriter. Columbia Management is the investment manager for each of the Funds. By investing in a combination of underlying funds, the Funds seek to minimize the risks associated with investing in a single fund.

The Funds seek to achieve their objectives by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Funds may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal circumstances, the Funds intend to invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset categories) with the following target asset allocation ranges (includes investments in underlying funds and derivatives):

Asset Classes (Target Allocation Range – Under Normal Circumstances)*
Fund	Equity	Fixed Income	Cash/Cash Equivalents	Alternative Strategies
Conservative	10-25%	60-75%	5-15%	0-10%
Moderately Conservative	25-40%	50-65%	0-10%	0-10%
Moderate	40-55%	40-55%	0-5%	0-10%
Moderately Aggressive	55-70%	25-40%	0-5%	0-10%
Aggressive	70-85%	10-25%	0-5%	0-10%

*As a percentage of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

In managing the Funds, the Investment Manager considers the independent analysis of Morningstar Associates, an independent investment consultant, on a broad range of aspects related to the management of the Funds including, but not limited to, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Funds’ investment activities.

The Investment Manager monitors underlying fund selections, allocations and investment performance, and will take actions it deems appropriate to position the Funds to achieve their investment objectives, including investing in any underlying fund, adding new underlying funds, and altering target allocations as necessary. The Investment Manager implements the Funds’ asset allocation process by directing net cash inflows (outflows) to purchase (redeem) shares of the underlying funds which are underweight (overweight) the then-current target allocation, purchasing or redeeming shares of the underlying funds to maintain or change the percentage of a Fund’s assets invested in the underlying funds, or investing directly in derivatives to seek targeted asset class levels.

The Funds may also invest directly in derivatives to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure. Derivatives that the Funds may invest in include index futures, Treasury futures, currency forwards, index-based total return swaps and index-based credit default swaps.

UNDERLYING FUNDS

Each Fund has exposure to risks of many areas of the market through its investments in the underlying funds and derivatives. Below are the underlying funds available to the Funds for investment within each asset class category. Certain underlying funds, due to their characteristics, may fit into more than one category, and may be used by the Investment Manager for those purposes. A description of the underlying funds’ investment objectives and strategies is included in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. The prospectuses and statements of additional information for the underlying funds are incorporated by reference into this prospectus and are available free of charge by calling 800.345.6611.

Equity

Columbia Variable Portfolio — Contrarian Core Fund, Columbia Variable Portfolio — Dividend Opportunity Fund, Columbia Variable Portfolio — Emerging Markets Fund, Columbia Variable Portfolio — International Opportunity Fund, Columbia Variable Portfolio — Large Cap Growth Fund, Columbia Variable Portfolio — Large Core Quantitative Fund, Columbia Variable Portfolio-Marsico 21st Century Fund, Columbia Variable Portfolio-Marsico Focused Equities Fund, Columbia Variable Portfolio-Marsico Growth Fund, Columbia Variable Portfolio-Marsico International Opportunities Fund, Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Columbia Variable Portfolio-Select Large Cap Growth Fund, Columbia Variable Portfolio — Select Large-Cap Value Fund, Columbia Variable Portfolio — Select Smaller-Cap Value Fund, Variable Portfolio — American Century Growth Fund, Variable Portfolio — Columbia Wanger International Equities Fund, Variable Portfolio — Columbia Wanger U.S. Equities Fund, Variable Portfolio — DFA International Value Fund, Variable Portfolio — Invesco International Growth Fund, Variable Portfolio — Jennison Mid Cap Growth Fund, Variable Portfolio — Marsico Growth Fund, Variable Portfolio — MFS Value Fund, Variable Portfolio — Mondrian International Small Cap Fund, Variable Portfolio — Morgan Stanley Global Real Estate Fund, Variable Portfolio — NFJ Dividend Value Fund, Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Variable Portfolio — Partners Small Cap Growth Fund, Variable Portfolio — Partners Small Cap Value Fund, Variable Portfolio — Pyramis® International Equity Fund, Variable Portfolio — Sit Dividend Growth Fund and Variable Portfolio — Victory Established Value Fund.

Fixed Income

Columbia Variable Portfolio — Diversified Bond Fund, Columbia Variable Portfolio — Emerging Markets Bond Fund, Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — High Yield Bond Fund, Columbia Variable Portfolio — Income Opportunities Fund, Columbia Variable Portfolio — Limited Duration Credit Fund, Columbia Variable Portfolio — Short Duration U.S. Government Fund, Columbia Variable Portfolio — Strategic Income Fund, Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Variable Portfolio — J.P. Morgan Core Bond Fund, Variable Portfolio — PIMCO Mortgage-Backed Securities Fund and Variable Portfolio — Wells Fargo Short Duration Government Fund.

Cash/Cash Equivalents

Columbia Variable Portfolio-Cash Management Fund.

Alternative Strategies

Variable Portfolio — AQR Managed Futures Strategy Fund, Variable Portfolio — Eaton Vance Global Macro Advantage Fund and Variable Portfolio — Goldman Sachs Commodity Strategy Fund.

Pyramis is a registered service mark of FMR LLC. Used under license.

The following risk is added to the “Principal Risks of Investing in the Funds” in the More Information About the Funds:

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund’s investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

The following information is added to Appendix A- Equity Funds:

Underlying Funds	Investment Objectives and Strategies

Equity Funds
Columbia Variable Portfolio — Marsico 21st Century Fund

The Fund seeks long-term growth of capital.

The Fund invests primarily in equity securities of companies of any capitalization size and generally will hold a core position of between 35 and 50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest without limit in foreign securities, including in emerging market securities. The Fund also may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

Columbia Management Investment Advisers, LLC, the Fund’s investment manager (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines “top-down” macro-economic analysis with “bottom-up” stock selection.

Columbia Variable Portfolio — Marsico Focused Equities Fund

The Fund seeks long-term growth of capital.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund, which is non-diversified, generally will hold a core position of between 20 and 30 common stocks that are believed to have potential for long-term growth. The number of securities held by the Fund occasionally may exceed this range, such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

Columbia Management Investment Advisers, LLC, the Fund’s investment manager (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines “top-down” macro-economic analysis with “bottom-up” stock selection.

Columbia Variable Portfolio — Marsico Growth Fund

The Fund seeks long-term growth of capital.

Under normal circumstances, the Fund invests primarily in equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund generally holds a core position of between 35 and 50 common stocks. The number of securities held by the Fund occasionally may exceed this range, such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

Columbia Management Investment Advisers, LLC, the Fund’s investment manager (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines “top-down” macro-economic analysis with “bottom-up” stock selection.

Underlying Funds	Investment Objectives and Strategies
Columbia Variable Portfolio — Marsico International Opportunities Fund

The Fund seeks long-term growth of capital.

Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of foreign companies. The Fund may invest in an unlimited number of companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States. The Fund may invest in common stocks of companies operating in, or economically tied to, emerging market countries. Some issuers or securities in the Fund’s portfolio may be based in, or economically tied to, the United States.

The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

Columbia Management Investment Advisers, LLC, the Fund’s investment manager (the Investment Manager), has engaged an investment subadviser - Marsico Capital Management, LLC (Marsico) - which manages the Fund on a day-to-day basis, although the Investment Manager retains general investment management responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines “top-down” macro-economic analysis with “bottom-up” stock selection.

Columbia Variable Portfolio — Select Large Cap Growth Fund

The Fund seeks long-term capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase.

The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund’s investment manager (the Investment Manager), believes have the potential for long-term growth.

The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund will not concentrate its assets in any single industry but may from time to time emphasize one or more economic sectors in selecting its investments and may invest more than 25% of its assets in companies in each of the technology and health care sectors.

The information in Appendix A regarding Variable Portfolio-AQR Managed Futures Strategy Fund, Variable Portfolio-Eaton Vance Global Macro Advantage Fund and Variable Portfolio-Goldman Sachs Commodity Strategy Fund is superseded and replaced as follows:

Underlying Funds	Investment Objectives and Strategies

Alternative Strategies Funds
Variable Portfolio — AQR Managed Futures Strategy Fund

The Fund seeks positive absolute returns.

The Fund pursues its investment objective by investing primarily in a portfolio of futures contracts and futures-related instruments. The Fund may invest without limit in foreign instruments, including emerging market instruments. The Fund’s universe of investments includes futures contracts, futures-related instruments, global developed and emerging market exchange traded futures, total return swaps on equity indices, exchange traded notes and forward contracts across all four major asset classes (commodities, currencies, fixed income and equities); however, this universe of investments may change as market conditions change and as these instruments evolve over time.

The Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), is responsible for oversight of the Fund’s subadviser, AQR Capital Management, LLC (AQR), which provides day-to-day portfolio management for the Fund.

Generally, the Fund invests in futures contracts and futures-related instruments including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures and total return swaps on equity indices, global developed and emerging market currency forwards, commodity futures, swaps on commodity futures, global developed fixed-income futures, bond futures and swaps on bond futures, either by investing directly in those instruments, or indirectly by investing in the Subsidiary (as described below) that invests in those instruments. There are no geographic limits on the market exposure of the Fund’s assets. This flexibility allows AQR to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

AQR uses proprietary quantitative models to identify price trends in equity, fixed-income, currency and commodity instruments. Once AQR identifies a trend, the Fund will take either a long or short position in the given instrument. When taking a “long” position, the Fund purchases an instrument outright; and when taking a “short” position, the Fund sells an instrument that it does not own and must borrow to meet its settlement obligations. A “long” position will benefit from an increase in price of the underlying instrument, while a “short” position will benefit from a decrease in price of the underlying instrument. The size of the position taken will relate to AQR’s confidence in the trend continuing as well as AQR’s estimate of the instrument’s risk. In addition, AQR may reduce the Fund’s position in an instrument if the trend strength weakens or for risk management purposes. AQR generally expects that the Fund will have long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at times and may have high net long and short exposures.

The Fund may invest in securities and instruments, including derivatives, indirectly through an offshore, wholly-owned subsidiary organized under the laws of the Cayman Islands (Subsidiary). The Subsidiary, which is managed by Columbia Management and subadvised by AQR, has substantially the same investment objective as the Fund and its investments are consistent with the Fund’s investment restrictions. Generally, the

Subsidiary will invest mainly in commodity futures and/or swaps on commodity futures, but may also invest in financial futures, option and swap contracts, fixed-income securities, pooled investment vehicles, including those that are not registered under the Investment Company Act of 1940, and any other investments the Fund may make and other instruments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike the Fund (which is subject to limitations under U.S. federal tax laws), the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Fund and its Subsidiary will comply on a consolidated basis with asset coverage or segregation requirements. The Fund may invest up to 25% of its total assets in the Subsidiary.

AQR expects the value of the Fund’s assets over short-term periods to be volatile because of the significant use of instruments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time.

Underlying Funds	Investment Objectives and Strategies

Futures and forward contracts are contractual agreements to buy or sell a particular instrument at a pre-determined price in the future. The Fund’s use of futures contracts, forward contracts, swaps and certain other instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an instrument and results in increased volatility in the Fund, which means the Fund will have the potential for greater losses or gains than if the Fund does not use instruments that have a leveraging effect.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Fund and its Subsidiary expect to hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), fixed-income securities and U.S. Government obligations or other high-quality, short-term investments or other liquid assets to meet the Fund’s segregation obligations as a result of its investments in derivatives.

AQR expects to actively and frequently trade instruments in the Fund’s portfolio to carry out its strategies, which may increase brokerage and other transaction costs and have adverse tax consequences.

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

The Fund seeks total return, consisting of current income and capital appreciation.

The Fund pursues its investment objective by investing in securities, derivatives and other instruments to establish long and short investment exposure around the world. Normally, the Fund’s long and short investments primarily are sovereign exposures, including sovereign debt, currencies, and interest rates. The Fund may also invest in corporate debt and equity issuers, both foreign and domestic, including banks, and commodities-related investments. The Fund may invest in securities of any investment grade, including those rated below investment grade (which are those rated below Baa by Moody’s Investors Service, Inc. (Moody’s), or below BBB by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (S&P) or Fitch, Inc. (Fitch)) or in unrated securities considered to be of comparable quality by the investment manager or subadviser (junk investments).

The Fund expects to achieve certain exposures primarily through derivative transactions, including, but not limited to, foreign exchange forward contracts; futures on securities, indices, currencies, commodities, and other investments; options; interest rate swaps, cross currency swaps, total return swaps; and credit default swaps, each of which may create economic leverage in the Fund. The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities. The Fund may engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales, securities lending and may borrow on a non-recourse basis for investment purposes to the extent permitted under the Investment Company Act of 1940. The Fund frequently has significant exposure to foreign investments and derivatives.

Under normal market conditions, the Fund invests in multiple countries and invests at least 40% of its net assets in foreign investments and may have significant exposure to foreign currencies. The Fund’s investments may be highly concentrated in a particular geographic region or country, and it typically will invest a portion of its assets in emerging market countries. For the purposes of determining compliance with this 40% policy, the absolute value of the notional amount of long and short derivative positions is included.

Underlying Funds	Investment Objectives and Strategies

The Fund’s investment manager, Columbia Management Investment Advisers, LLC

(Columbia Management or the Investment Manager), is responsible for oversight of the

Fund’s subadviser, Eaton Vance Management (Eaton Vance), which provides day-to-day portfolio management for the Fund. In managing the Fund, Eaton Vance seeks to identify countries and currencies it believes have potential to outperform investments in other countries and currencies, and to anticipate changes in global economies, markets, political conditions and other factors for this purpose. Eaton Vance considers the relative risk/return characteristics of prospective investments (whether securities, currencies, derivatives, commodities or other instruments) in determining the most efficient means for achieving desired exposures. Eaton Vance employs an absolute return investment approach in managing the Fund. Absolute return strategies benchmark their performance primarily against short-term cash instruments, adjusting to compensate for the amount of investment risk assumed. Relative return strategies, by contrast, seek to outperform a designated stock, bond or other market index, and measure their performance primarily in relation to such benchmark. Over time, the investment performance of absolute return strategies typically is substantially independent of longer term movements in the stock and bond market. In making investment decisions on behalf of the Fund, Eaton Vance utilizes macroeconomic and political analysis to identify investment opportunities throughout the world, including in both developed and emerging markets. Eaton Vance seeks to identify countries and currencies it believes have potential to outperform investments in other counties and currencies, and to anticipate changes in global economies, markets, political conditions and other factors for this purpose.

Variable Portfolio — Goldman Sachs Commodity Strategy Fund

The Fund seeks to provide shareholders with total return total return, consisting of current income and capital appreciation.

The Fund is a non-diversified fund that, under normal market conditions, seeks to maintain substantial economic exposure to the performance of the commodities markets. The Fund primarily gains exposure to the commodities markets by investing in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary) that will invest primarily in commodity-linked derivative instruments.

The Fund seeks to provide exposure to the commodities markets and returns that correspond to the performance of the Fund’s benchmark, currently the Dow Jones-UBS Commodity Index Total Return (DJ-UBS) Index, by investing, indirectly through the Subsidiary, in commodity-linked investments. The Fund also seeks to add incremental returns through the use of “roll-timing” or similar strategies and enhance returns by investing in fixed income securities, as described further below. The DJ-UBS Index is a composite index of commodity sector returns representing an unleveraged, long-only investment in commodity futures that is diversified across the spectrum of commodities. In pursuing its objective, the Fund attempts to provide exposure to the returns of real assets that trade in the commodity markets without direct investment in physical commodities. Real assets include oil, gas, oil products, industrial and precious metals, livestock, agricultural and meat products, and other tangible assets. Although the Fund seeks to provide exposure to the various commodities and commodities sectors reflected in the DJ-UBS Index, the Fund does not attempt to replicate the DJ-UBS Index and may invest in securities and instruments that are not included in the index.

The Fund’s investment manager, Columbia Management Investment Advisers, LLC (Investment Manager), is responsible for oversight of the Fund’s subadviser, Goldman Sachs Asset Management, L.P. (GSAM or the Subadviser), which provides day-to-day portfolio management for the Fund.

The Fund may invest up to 25% of its total assets in the Subsidiary, which is managed by the Investment Manager and subadvised by GSAM. The Subsidiary will have the same or substantially the same investment objective as the Fund and its investments are consistent with the Fund’s investment strategies. The Subsidiary invests primarily in commodity-linked derivative instruments, including, but not limited to, total return swaps. The Subsidiary may also make any other investments the Fund may make, including investments in fixed-income securities and other investments that serve as collateral for the Subsidiary’s derivatives positions. Unlike the Fund (which is subject to limitations under U.S. federal tax laws), the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Fund and its Subsidiary will comply on a consolidated basis with asset coverage and segregation requirements.

Underlying Funds	Investment Objectives and Strategies

The Fund employs commodity futures roll-timing strategies through the Subsidiary. “Rolling” futures exposure is the process by which the holder of a particular futures contract or other instrument providing similar exposure (e.g., swaps) will sell such contract or instrument on or before the expiration date and simultaneously purchase a new contract or instrument with the same reference commodity except for a later delivery and/or expiration date. This process allows a holder of the instrument to extend its current position through the original instrument’s expiration without delivering or taking delivery of the underlying asset. Although the DJ-UBS Index may also use commodity roll-timing strategies, the Fund’s roll timing strategy may differ from that of the DJ-UBS Index to the extent necessary to enable the Fund to seek excess returns over the DJ-UBS Index. The Fund’s “roll-timing” strategies may include, for example, rolling the Funds commodity exposure earlier or later than the DJ-UBS Index, or holding and rolling positions with longer or different expiration dates than the DJ-UBS Index.

The Fund also attempts to enhance returns by investing in investment grade fixed-income securities, and may invest up to 10% of its net assets in below-investment grade fixed income securities (junk bonds). The Fund may invest in corporate securities, U.S. government securities (including agency debentures), mortgage-backed securities, asset-backed securities and municipal securities. The average duration of these fixed-income securities will vary. GSAM may use interest rate derivatives, including interest rate futures and swaps, to manage the duration of the Fund’s fixed-income investment portfolio. In addition, in connection with its use of derivatives, the Fund may hold directly or indirectly through the Subsidiary significant amounts of cash, which may be invested in U.S. government securities and short-term debt instruments, including money market funds.

Shareholders should retain this Supplement for future reference.

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